LONG-TERM LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings and other credit facilities
Schedule of long-term loans and borrowings

	Notes	2023	2024
Bonds and MTN	20b	4,795	2,696
Bank loans	20c	22,978	22,822
Total		27,773	25,518

Schedule of principal payments

	Year
	Notes	Total	2026	2027	2028	2029	Thereafter
Bonds and MTN	20b	2,696	—	—	—	—	2,696
Bank loans	20c	22,822	6,867	4,894	4,134	3,732	3,195
Total		25,518	6,867	4,894	4,134	3,732	5,891

Two-step loans
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

		2023		2024
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	768	84	—	—
Total			84		—
Current maturities			(84)		—
Long-term portion			—		—

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%

Bonds and Medium-term notes ("MTN")
Borrowings and other credit facilities
Schedule of long-term loans and borrowings

	Outstanding
Bonds and MTN	2023	2024
Bonds
Bonds Telkom 2015
Series B	2,100	2,100
Series C	1,200	1,200
Series D	1,500	1,500
Bonds Mitratel 2024	—	240
Sukuk Mitratel 2024	—	10
MTN
MTN Mitratel 2023	550	—
Total	5,350	5,050
Unamortized debt issuance cost	(7)	(7)
Long-term portion	5,343	5,043
Current maturities	(548)	(2,347)
Long-term portion	4,795	2,696

Bonds Telkom 2015
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

Bank loans
Borrowings and other credit facilities
Schedule of long-term loans and borrowings

		2023		2024
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
Bank Mandiri	Rp	—	3,453	—	6,355
BNI	Rp	—	6,182	—	6,030
BSI	Rp	—	509	—	2,083
BRI	Rp	—	955	—	1,475
Sub-total			11,099		15,943
Third parties
BCA	Rp	—	10,170	—	9,755
DBS	Rp	—	1,500	—	4,800
Bank of China	Rp	—	1,400	—	1,900
Bank CIMB Niaga	Rp	—	2,110	—	1,710
	US$	4	60	6	99
Bank Permata	Rp	—	1,313	—	1,021
HSBC	Rp	—	625	—	1,000
Bank Danamon	Rp	—	273	—	110
Syndication of banks	Rp	—	2,500	—	—
	US$	10	160	4	60
PT Bank ANZ Indonesia ("Bank ANZ")	Rp	—	110	—	22
BJB	Rp	—	500	—	—
MUFG	Rp	—	500	—	—
Others	Rp	—	13	—	3
	MYR	9	29	7	27
Sub-total			21,263		20,507
Total			32,362		36,450
Unamortized debt issuance cost			(102)		(109)
			32,260		36,341
Current maturities			(9,282)		(13,519)
Long-term portion			22,978		22,822

Schedule of long-term loans and other borrowings, other significant information

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
Bank Mandiri
2018 - 2024	The Company, GSD, PST, Telkomsel, Mitratel	Rp	13,975	8,339	2020 - 2031	Quarterly	3 months JIBOR + 0.25% - 1.50%	None
BNI
2013 - 2024	The Company, TLT, Sigma, Mitratel, UMT	Rp	14,175	1,607	2018 - 2033	Monthly, Quarterly	1 month JIBOR + 2.25%; 3 months JIBOR + 0.25% - 1.70%	Trade receivables and property and equipment
2024	Mitratel	Rp	2,000	—	2024 - 2031	Monthly	7.00%	None
BSI
2024	Mitratel	Rp	2,292	208	2024 - 2029	Semi- annually	7.82%	None
BRI
2019 - 2023	The Company, Mitratel	Rp	3,000	434	2021 - 2030	Quarterly	3 months JIBOR + 0.75%	None
BCA
2020 - 2023	The Company, PST, GSD	Rp	9,186	1,660	2020 - 2031	Quarterly	3 months JIBOR + 1.00% - 1.50%	None
2020 - 2024	The Company, Mitratel	Rp	9,500	596	2024 - 2030	Quarterly	6.75% - 7.00%	None
DBS
2021	Mitratel	Rp	3,500	700	2022 - 2028	Quarterly	3 months JIBOR + 1.20%	None
2023 - 2024	The Company, Mitratel	Rp	7,000	—	2024 - 2031	Quarterly	6.50% - 6.90%	None
Bank of China
2019	Telkomsel	Rp	1,900	1,400	2021 - 2025	Monthly	4.90%	None
Bank CIMB
Niaga
2019 - 2022	PINS, Mitratel	Rp	2,300	391	2022 - 2029	Quarterly	3 months JIBOR + 1.30% - 1.95%	None
2021 - 2022	Telin	US$	0	—	2024 - 2030	Semi- annually	6 months SOFR + 1.82%	None
Bank Permata
2020 - 2022	Mitratel	Rp	2,000	292	2021 - 2029	Quarterly	3 months JIBOR + 1.30%	None
HSBC
2021 - 2023	Mitratel	Rp	1,250	125	2023 - 2030	Quarterly	3 months JIBOR + 0.50% - 1.85%	None
Bank Danamon
2022	Mitratel	Rp	636	182	2022 - 2025	Quarterly	3 months JIBOR + 1.50%	None
2024	SSI	Rp	24	1	2024 - 2029	Monthly	8.75%	None
Syndication of banks
2018	Telin	US$	0	0	2020 - 2025	Semi- annually	6 months SOFR + 1.55%	None
Bank ANZ
2015	GSD, PINS	Rp	440	100	2020 - 2025	Quarterly	3 months JIBOR + 1.40% - 2.00%	None

*In original currency

**	Refer to Notes 6 and Notes 12 for details of trade receivables and property and equipment pledged as collaterals.

Other borrowings
Borrowings and other credit facilities
Schedule of long-term loans and borrowings

	Outstanding
Lenders	2023	2024
PT Sarana Multi Infrastruktur (Persero)	362	—
("Sarana Multi Infrastruktur")
Unamortized debt issuance cost	0	—
Total	362	—
Current maturities	(362)	—
Long-term portion	—	—